Not FDIC Insured May Lose Value No Bank Guarantee
1115-Q3PH

Schedule of Investments
(unaudited)
Franklin New York Tax-Free Income Fund 2
Notes to Schedule of Investments 14

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited), November 30, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 6,700,000 $ 7,074,971
Total Corporate Bonds (Cost $ 6,700,000 ) .......................................
7,074,971
Municipal Bonds 97.8%
California 0.2%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 5,800,000 4,874,346
Florida 1.5%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 18,760,000 16,704,735
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-2 , 5.5% , 12/01/30 .............................................. 2,770,000 2,591,008
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 3,990,000 2,697,174
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 22,800,000 19,269,552
41,262,469
Georgia 0.3%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 1,935,000 2,010,605
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.8%, 12/01/45 ................... 15,875,000 7,524,048
9,534,653
Illinois 0.6%
Metropolitan Pier & Exposition Authority ,
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 12/15/42 ........................................... 6,970,000 6,531,772
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 6/15/52 ............................................ 10,310,000 8,764,515
15,296,287
New Jersey 0.2%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/50 ...................... 3,725,000 3,819,272
State of New Jersey , Revenue , 2020 AA , Pre-Refunded , 5% , 6/15/50 ........... 1,025,000 1,148,143
4,967,415
New York 89.7%
Albany Capital Resource Corp. ,
Revenue , 2025 A , 5.25% , 5/01/50 ..................................... 4,000,000 4,206,131
Albany College of Pharmacy and Health Sciences , Revenue , 2022 A , Refunding ,
5.25% , 12/01/38 ................................................. 6,505,000 6,784,582
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 D , 4% ,
11/01/51 ....................................................... 2,000,000 1,734,914
KIPP Capital Region Public Charter Schools , Revenue , 2024 , 4.75% , 6/01/54 .... 1,200,000 1,137,400
KIPP Capital Region Public Charter Schools , Revenue , 2024 , 5% , 6/01/64 ....... 2,250,000 2,175,740
Allegany County Capital Resource Corp. ,
Alfred University , Revenue , 2024 , 5.25% , 4/01/49 .......................... 1,700,000 1,725,585
Alfred University , Revenue , 2024 , 5.25% , 4/01/54 .......................... 3,000,000 3,028,168
Battery Park City Authority , Revenue, Senior Lien , 2023 A , 5% , 11/01/48 .......... 20,000,000 21,207,798
Brookhaven Local Development Corp. ,
Active Retirement Community, Inc. Obligated Group , Revenue , 2020 A , 4% , 11/01/45 1,500,000 1,341,914
Active Retirement Community, Inc. Obligated Group , Revenue , 2020 A , 4% , 11/01/55 8,000,000 6,690,554

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Broome County Local Development Corp. ,
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/36 ........................................................ $ 1,600,000 $ 1,573,474
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/41 ........................................................ 1,530,000 1,415,562
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/47 ........................................................ 1,160,000 987,365
United Health Services Hospitals Obligated Group , Revenue , 2020 , Refunding , AG
Insured , 3% , 4/01/45 .............................................. 7,045,000 5,555,300
Buffalo & Erie County Industrial Land Development Corp. ,
Catholic Health System Obligated Group , Revenue , 2015 , 5.25% , 7/01/35 ....... 1,000,000 990,316
Catholic Health System Obligated Group , Revenue , 2015 , 5% , 7/01/40 ......... 1,000,000 950,250
D'Youville University , Revenue , 2020 A , Refunding , 4% , 11/01/50 .............. 2,500,000 1,853,260
Build NYC Resource Corp. ,
487 West 129th street Transitional Housing Development Fund Corp. Obligated
Group , Revenue , 2025 A , 5.5% , 12/01/51 .............................. 1,000,000 1,066,596
487 West 129th street Transitional Housing Development Fund Corp. Obligated
Group , Revenue , 2025 A , 5.5% , 12/01/56 .............................. 1,000,000 1,063,314
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/36 ............ 400,000 391,614
Classical Charter School, Inc. , Revenue , 2023 A , 4.5% , 6/15/43 ............... 700,000 650,570
Classical Charter School, Inc. , Revenue , 2023 A , 4.75% , 6/15/53 .............. 850,000 772,512
Classical Charter School, Inc. , Revenue , 2023 A , 4.75% , 6/15/58 .............. 725,000 651,170
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/42 ...... 1,200,000 1,211,021
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/52 ...... 725,000 707,343
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/56 ...... 570,000 551,832
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/52 ............ 4,000,000 4,042,092
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/57 ............ 1,000,000 1,007,742
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/62 ............ 1,500,000 1,507,451
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/50 ...................... 4,500,000 4,704,609
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/55 ...................... 4,925,000 5,122,174
d
Chautauqua County Capital Resource Corp. , NRG Energy, Inc. , Revenue , 2020 ,
Refunding , Mandatory Put , 4.25% , 4/03/28 ............................... 2,000,000 2,032,749
City of Long Beach , GO , 2022 B , BAM Insured , 5.25% , 7/15/42 ................. 1,010,000 1,068,734
City of New York ,
GO , 2017 B , 5% , 12/01/41 ........................................... 7,000,000 7,069,220
GO , 2018 E-1 , 5% , 3/01/40 .......................................... 14,330,000 14,697,648
GO , 2018 E-1 , 5% , 3/01/44 .......................................... 12,500,000 12,701,909
GO , 2018 F-1 , 5% , 4/01/40 .......................................... 16,210,000 16,640,758
GO , 2018 F-1 , 5% , 4/01/45 .......................................... 10,000,000 10,159,079
GO , 2019 D-1 , 4% , 12/01/43 ......................................... 10,000,000 9,633,463
GO , 2022 D-1 , 5.25% , 5/01/41 ........................................ 1,500,000 1,620,436
GO , 2023 A-1 , 4% , 9/01/46 .......................................... 5,000,000 4,704,096
GO , 2023 E-1 , 4% , 4/01/45 .......................................... 3,000,000 2,843,290
GO , 2024 D , 5.5% , 4/01/49 .......................................... 10,000,000 10,755,751
GO , 2024 D , 5.25% , 4/01/54 ......................................... 10,500,000 10,982,768
GO , 2025 E , 5.25% , 8/01/50 ......................................... 4,500,000 4,740,848
GO , 2025 E , 5% , 8/01/54 ............................................ 4,500,000 4,633,406
GO , 2025 G-1 , 5.25% , 2/01/53 ........................................ 1,150,000 1,210,586
GO , 2026 D , 5.25% , 10/01/55 ........................................ 8,000,000 8,414,073
b
Clinton County Capital Resource Corp. ,
Clinton-Essex-Warren-Washington Board of Cooperative Educational Services ,
Revenue , 144A, 2025 , 4.5% , 7/01/40 ................................. 600,000 619,840
Clinton-Essex-Warren-Washington Board of Cooperative Educational Services ,
Revenue , 144A, 2025 , 5% , 7/01/46 ................................... 900,000 934,809
Dutchess County Local Development Corp. ,
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/32 ...... 175,000 191,049
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/33 ...... 185,000 201,231

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Dutchess County Local Development Corp., (continued)
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/34 ...... $ 500,000 $ 541,271
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/35 ...... 200,000 204,490
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/36 ...... 200,000 203,063
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/37 ...... 250,000 252,268
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/38 ...... 250,000 250,559
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/39 ...... 100,000 99,719
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/40 ...... 100,000 98,081
Nuvance Health Obligated Group , Revenue , 2016 B , 5% , 7/01/31 ............. 10,550,000 10,654,322
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 4% , 7/01/44 ..... 1,900,000 1,739,251
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 4% , 7/01/49 ..... 4,425,000 3,896,615
Vassar College , Revenue , 2017 , Refunding , 5% , 7/01/42 .................... 5,000,000 5,072,927
Vassar College , Revenue , 2017 , Refunding , 4% , 7/01/46 .................... 5,715,000 5,439,825
Empire State Development Corp. ,
State of New York Personal Income Tax , Revenue , 2017 C , Refunding , 5% , 3/15/40 8,400,000 8,618,844
State of New York Personal Income Tax , Revenue , 2019 A , 5% , 3/15/42 ......... 10,000,000 10,337,365
State of New York Personal Income Tax , Revenue , 2020 A , 5% , 3/15/41 ......... 5,000,000 5,285,186
State of New York Sales Tax , Revenue , 2024 A , 5% , 3/15/54 ................. 5,000,000 5,204,576
Genesee County Funding Corp. (The) ,
e
Monroe Sustainable Energy Partners LLC , Revenue , 2025 A , 5.5% , 12/01/55 ..... 2,500,000 2,619,617
Rochester Regional Health Obligated Group , Revenue , 2022 A , Refunding , 5.25% ,
12/01/52 ....................................................... 6,250,000 6,337,929
Hempstead Town Local Development Corp. ,
Hofstra University , Revenue , 2017 , Refunding , 5% , 7/01/42 .................. 1,250,000 1,266,089
Hofstra University , Revenue , 2017 , Refunding , 5% , 7/01/47 .................. 5,250,000 5,282,628
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/39 ................. 575,000 577,821
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/40 ................. 715,000 713,107
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/41 ................. 625,000 612,782
Hofstra University , Revenue , 2021 A , Refunding , 3% , 7/01/51 ................. 3,000,000 2,180,523
Hudson Yards Infrastructure Corp. ,
Revenue , 2017 A , Refunding , 5% , 2/15/42 ............................... 15,000,000 15,222,860
Revenue , 2017 A , Refunding , AG Insured , 4% , 2/15/47 ..................... 13,680,000 12,907,423
Long Island Power Authority ,
Revenue , 2018 , 5% , 9/01/39 ......................................... 5,000,000 5,235,063
Revenue , 2021 A , Refunding , 4% , 9/01/42 ............................... 1,500,000 1,501,242
Revenue , 2022 A , Refunding , 5% , 9/01/43 ............................... 3,170,000 3,384,626
Revenue , 2023 E , 5% , 9/01/53 ........................................ 3,500,000 3,639,548
Revenue , 2024 A , Refunding , 5% , 9/01/49 ............................... 3,500,000 3,669,801
Revenue , 2024 A , Refunding , 5% , 9/01/54 ............................... 8,000,000 8,346,927
Revenue , 2024 A , Refunding , 5.25% , 9/01/54 ............................. 2,500,000 2,660,873
Revenue , 2025 , Refunding , 5.25% , 9/01/50 .............................. 7,000,000 7,506,679
Metropolitan Transportation Authority ,
Revenue , 2016 B , Refunding , 5% , 11/15/33 .............................. 6,000,000 6,108,855
Revenue , 2016 B , Refunding , 5% , 11/15/35 .............................. 4,000,000 4,064,047
Revenue , 2016 B , Refunding , 5% , 11/15/37 .............................. 13,500,000 13,680,784
Revenue , 2016 D , Refunding , 5% , 11/15/30 .............................. 10,305,000 10,514,055
Revenue , 2017 C-1 , Refunding , 5% , 11/15/30 ............................ 6,215,000 6,556,651
Revenue , 2017 D , Refunding , 4% , 11/15/42 .............................. 20,000,000 18,959,692
Revenue , 2017 D , Refunding , 4% , 11/15/46 .............................. 5,000,000 4,544,570
Revenue , 2019 C , AG Insured , 4% , 11/15/45 ............................. 8,000,000 7,395,864
Revenue , 2020 A-1 , 5% , 11/15/48 ..................................... 17,000,000 17,332,175
Revenue , 2020 C-1 , 4.75% , 11/15/45 ................................... 2,950,000 2,961,242
Revenue , 2020 C-1 , 5% , 11/15/50 ..................................... 9,150,000 9,307,089
Revenue , 2020 D , 5% , 11/15/44 ....................................... 15,000,000 15,418,900
Revenue , 2020 D , 4% , 11/15/50 ....................................... 10,000,000 9,088,214
Revenue , 2021 A-2 , 4% , 11/15/42 ..................................... 5,000,000 4,801,117
Revenue , 2024 A , Refunding , 4% , 11/15/43 .............................. 6,220,000 5,895,145

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Metropolitan Transportation Authority, (continued)
Revenue , 2024 A , Refunding , 5.5% , 11/15/47 ............................. $ 6,000,000 $ 6,486,070
Revenue , 2025 A , Refunding , 5.25% , 11/15/55 ............................ 1,250,000 1,315,700
Revenue , 2025 B , Refunding , 5% , 11/15/43 .............................. 1,335,000 1,424,003
c
Dedicated Tax Fund , Revenue , 2012 A , Refunding , 3.14%, 11/15/32 ............ 20,000,000 16,127,232
Dedicated Tax Fund , Revenue , 2024 B-1 , Refunding , 5% , 11/15/49 ............ 29,545,000 30,965,982
Dedicated Tax Fund , Revenue , 2024 B-1 , Refunding , 5% , 11/15/50 ............ 10,830,000 11,323,447
Dedicated Tax Fund , Revenue , 2024 B-1 , Refunding , 5% , 11/15/52 ............ 5,000,000 5,220,258
Dedicated Tax Fund , Revenue , 2024 B-2 , Refunding , 5% , 11/15/48 ............ 3,000,000 3,152,289
Dedicated Tax Fund , Special Tax , 2024 A , 5% , 11/15/49 ..................... 2,500,000 2,620,239
Dedicated Tax Fund , Special Tax , 2024 A , 5.25% , 11/15/54 ................... 7,500,000 7,985,136
Monroe County Industrial Development Corp. ,
Rochester Regional Health Obligated Group , Revenue , 2017 , 5% , 12/01/46 ...... 17,000,000 16,958,415
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/31 ....................................................... 1,500,000 1,616,376
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/32 ....................................................... 4,200,000 4,506,374
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/33 ....................................................... 1,815,000 1,937,979
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/34 ....................................................... 2,510,000 2,669,403
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 4% ,
12/01/35 ....................................................... 1,100,000 1,107,095
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 4% ,
12/01/46 ....................................................... 8,560,000 7,506,565
St. John Fisher University , Revenue , 2024 , Refunding , 5.25% , 6/01/49 .......... 635,000 676,955
St. John Fisher University , Revenue , 2024 , Refunding , 5.25% , 6/01/54 .......... 1,670,000 1,755,964
b
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/50 . 2,360,000 2,273,150
b
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/59 . 2,345,000 2,225,014
University of Rochester , Revenue , 2017 C , Refunding , 4% , 7/01/43 ............ 22,895,000 22,409,960
University of Rochester , Revenue , 2017 D , Refunding , 4% , 7/01/43 ............ 21,550,000 21,093,455
University of Rochester , Revenue , 2023 A , 5% , 7/01/53 ..................... 10,000,000 10,379,734
Nassau County Local Economic Assistance Corp. ,
Roosevelt Children's Academy Charter School , Revenue , 2023 A , 5% , 7/01/43 .... 1,440,000 1,460,403
Roosevelt Children's Academy Charter School , Revenue , 2023 A , 5% , 7/01/55 .... 2,605,000 2,577,410
New York City Health and Hospitals Corp. ,
Revenue , 2020 A , Refunding , 3% , 2/15/45 ............................... 1,250,000 995,727
Revenue , 2020 A , Refunding , 4% , 2/15/45 ............................... 1,800,000 1,732,757
Revenue , 2020 A , Refunding , 4% , 2/15/48 ............................... 880,000 820,892
New York City Housing Development Corp. ,
Revenue , 2016 F-1A , Refunding , 3.3% , 11/01/46 .......................... 485,000 402,218
Revenue , 2018 K , 4% , 11/01/48 ....................................... 36,505,000 33,651,444
Revenue , 2019 G-1-B , Refunding , 3% , 11/01/44 ........................... 9,405,000 7,765,028
Revenue , 2019 J , 3% , 11/01/44 ....................................... 4,935,000 4,002,170
Revenue , 2020 C , FNMA Insured , 2.75% , 2/01/51 ......................... 10,000,000 6,902,921
8 Spruce NY Owner LLC , Revenue , 2024 , F , Refunding , 5.25% , 12/15/31 ........ 4,550,000 4,687,552
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC , Revenue , 2021 A , Refunding , AG Insured , 3% , 1/01/46 . 5,000,000 3,851,821
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AG Insured , 4% , 3/01/45 .... 6,000,000 5,728,634
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AG Insured , 3% , 3/01/49 .... 10,000,000 7,470,916
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2017 AA , 4% , 6/15/46 .................... 24,290,000 23,292,235
Water & Sewer System , Revenue , 2019 DD-1 , 5% , 6/15/49 .................. 11,500,000 11,684,734
Water & Sewer System , Revenue , 2020 AA , Refunding , 5% , 6/15/40 ........... 10,000,000 10,643,590
Water & Sewer System , Revenue , 2022 AA-1 , 5% , 6/15/48 .................. 8,825,000 9,184,314
Water & Sewer System , Revenue , 2023 AA-1 , 5.25% , 6/15/52 ................ 5,000,000 5,302,989
Water & Sewer System , Revenue , 2024 AA-1 , 5.25% , 6/15/53 ................ 9,000,000 9,522,765

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Municipal Water Finance Authority, (continued)
Water & Sewer System , Revenue , 2024 BB-1 , 5.25% , 6/15/54 ................ $ 10,745,000 $ 11,346,781
Water & Sewer System , Revenue , 2024 CC-1 , 4.25% , 6/15/54 ................ 2,500,000 2,412,146
Water & Sewer System , Revenue , 2025 AA-1 , 5% , 6/15/51 .................. 7,155,000 7,445,537
Water & Sewer System , Revenue , 2025 AA-1 , 5.25% , 6/15/53 ................ 1,000,000 1,061,366
Water & Sewer System , Revenue , 2025 BB , 5.25% , 6/15/55 .................. 25,000,000 26,561,892
Water & Sewer System , Revenue, Sub. Lien , 2018 BB-1 , 5% , 6/15/46 .......... 15,500,000 15,733,562
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2018 C-3 , 4% , 5/01/42 ...................... 7,410,000 7,267,046
Future Tax Secured , Revenue , 2021 C-1 , 4% , 5/01/43 ...................... 5,000,000 4,853,625
Future Tax Secured , Revenue , 2024 A-1 , 5% , 5/01/41 ...................... 6,775,000 7,334,143
Future Tax Secured , Revenue , 2024 A-1 , 4% , 5/01/53 ...................... 3,000,000 2,736,096
Future Tax Secured , Revenue , 2024 G-1 , 4.125% , 5/01/52 ................... 6,500,000 6,078,368
Future Tax Secured , Revenue , 2025 C-1 , 5% , 5/01/50 ...................... 4,000,000 4,148,634
Future Tax Secured , Revenue , 2025 H-1 , 5% , 11/01/50 ..................... 4,000,000 4,155,360
Future Tax Secured , Revenue , 2025 H-1 , 5.5% , 11/01/51 .................... 3,000,000 3,257,069
Future Tax Secured , Revenue, Sub. Lien , 2017 E-1 , 5% , 2/01/33 .............. 6,500,000 6,651,117
Future Tax Secured , Revenue, Sub. Lien , 2017 F-1 , 5% , 5/01/42 .............. 17,500,000 17,783,237
Future Tax Secured , Revenue, Sub. Lien , 2019 A-1 , 5% , 8/01/40 .............. 9,340,000 9,696,639
Future Tax Secured , Revenue, Sub. Lien , 2020 B-1 , 4% , 11/01/41 ............. 7,205,000 7,174,029
Future Tax Secured , Revenue, Sub. Lien , 2023 D-1 , 5% , 11/01/46 ............. 10,000,000 10,381,379
Future Tax Secured , Revenue, Sub. Lien , 2025 D , 5.25% , 5/01/48 ............. 5,000,000 5,325,499
Future Tax Secured , Revenue, Sub. Lien , 2025 D , 5% , 5/01/50 ............... 2,375,000 2,463,252
Future Tax Secured , Revenue, Sub. Lien , 2026 B , 5.25% , 5/01/55 ............. 7,500,000 7,940,032
State of New York , Revenue , 2018 S-3 , 5% , 7/15/43 ........................ 10,000,000 10,246,424
State of New York , Revenue , 2019 S-1 , 5% , 7/15/43 ........................ 17,000,000 17,418,921
State of New York , Revenue , 2020 S-1 , 4% , 7/15/41 ........................ 8,465,000 8,498,409
State of New York , Revenue , 2020 S-1B , 4% , 7/15/41 ...................... 2,465,000 2,467,796
State of New York Building Aid , Revenue , 2026 S-2 , Refunding , 5% , 7/15/43 ..... 2,975,000 3,229,250
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue, Senior Lien , 2016 A , 5% , 11/15/46 ............................. 5,000,000 5,023,154
d
New York Energy Finance Development Corp. , Revenue , 2025 , Mandatory Put , 5% ,
12/01/33 ........................................................ 5,600,000 6,005,639
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 3% , 11/15/51 .............................. 18,000,000 13,190,666
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 91,360,000 107,225,230
Goldman Sachs Headquarters LLC , Revenue , 2007 , 5.5% , 10/01/37 ........... 27,000,000 32,467,141
Port Authority of New York & New Jersey , Revenue , 1WTC 2021 , Refunding , 3% ,
2/15/42 ........................................................ 5,000,000 4,315,374
Port Authority of New York & New Jersey , Revenue , 1WTC 2021 , Refunding , 4% ,
2/15/43 ........................................................ 5,000,000 4,876,748
New York Power Authority ,
Revenue , 2020 A , Refunding , 4% , 11/15/60 .............................. 11,455,000 10,372,126
SFP Transmission Project , Revenue , 2023 A , AG Insured , 5% , 11/15/53 ......... 3,000,000 3,140,465
New York State Dormitory Authority ,
Revenue , 2008 A-1 , 5% , 6/01/38 ...................................... 3,970,000 3,975,836
Revenue , 2009 A , AG Insured , 5.625% , 10/01/29 .......................... 245,000 245,585
Revenue , 2009 C , AG Insured , 5% , 10/01/31 ............................. 45,000 45,077
Revenue , 2009 C , AG Insured , 5.125% , 10/01/36 .......................... 60,000 60,097
Barnard College , Revenue , 2025 A , Refunding , 5% , 7/01/50 .................. 1,750,000 1,801,571
Barnard College , Revenue , 2025 A , Refunding , 5% , 7/01/55 .................. 3,000,000 3,067,497
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/37 1,705,000 1,487,967
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/38 2,200,000 1,894,029
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/39 1,305,000 1,113,754
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/40 1,300,000 1,100,292
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/41 2,100,000 1,980,466
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/45 5,835,000 4,699,142

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
Cornell University , Revenue , 2024 A , Refunding , 5.5% , 7/01/54 ............... $ 12,350,000 $ 13,390,082
Educational Housing Services, Inc. , Revenue , 2005 , AMBAC Insured , 5.25% , 7/01/30 5,150,000 5,361,893
Fashion Institute of Technology , Revenue , 2007 , NATL Insured , 5.25% , 7/01/26 ... 6,105,000 6,143,457
Fashion Institute of Technology , Revenue , 2007 , NATL Insured , 5.25% , 7/01/34 ... 13,245,000 14,281,564
Fordham University , Revenue , 2020 , 4% , 7/01/50 .......................... 4,500,000 4,077,466
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2015 , Refunding ,
5% , 12/01/45 ................................................... 1,000,000 904,519
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/32 ................................................... 500,000 504,517
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/33 ................................................... 4,000,000 4,028,663
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/35 ................................................... 1,100,000 1,103,669
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/36 ................................................... 2,100,000 2,078,843
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/37 ................................................... 2,000,000 1,944,638
Iona College , Revenue , 2021 A , 5% , 7/01/46 ............................. 925,000 936,686
Iona College , Revenue , 2021 A , 5% , 7/01/51 ............................. 2,350,000 2,362,489
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/31 ...................... 325,000 353,129
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/32 ...................... 300,000 328,776
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/42 ...................... 275,000 282,221
Memorial Sloan-Kettering Cancer Center , Revenue , 2017-1 , Refunding , 4% , 7/01/47 5,000,000 4,743,001
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/31 ......... 525,000 540,503
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/33 ......... 1,150,000 1,178,628
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 5% , 9/01/30 ......... 1,800,000 1,919,809
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 4% , 9/01/45 ......... 10,900,000 9,536,641
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 4% , 9/01/50 ......... 1,370,000 1,166,379
Montefiore Obligated Group , Revenue , 2024 , 5.5% , 11/01/47 ................. 1,000,000 1,049,172
Mount Sinai Hospital Obligated Group , Revenue , 2025 , 5% , 7/01/45 ............ 1,420,000 1,443,327
Mount Sinai Hospital Obligated Group , Revenue , 2025 , 5.25% , 7/01/50 ......... 11,000,000 11,099,118
New School (The) , Revenue , 2022 A , Refunding , 4% , 7/01/47 ................ 4,000,000 3,506,710
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/49 ............. 2,590,000 2,679,264
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/54 ............. 4,100,000 4,217,002
New York University , Revenue , 2018 A , 5% , 7/01/48 ........................ 5,000,000 5,111,547
New York University , Revenue , 2019 A , 4% , 7/01/45 ........................ 3,415,000 3,218,271
New York University , Revenue , 2019 A , 5% , 7/01/49 ........................ 25,000,000 25,754,200
New York University , Revenue , 2025 A , Refunding , 5.25% , 7/01/55 ............. 4,000,000 4,253,974
Northwell Health Obligated Group , Revenue , 2022 A , Refunding , 5% , 5/01/52 .... 13,490,000 13,604,712
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 4% , 5/01/54 .... 6,500,000 5,843,679
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% , 5/01/54 .. 11,000,000 11,475,768
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 3% , 7/01/48 ....... 4,000,000 3,057,982
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 4% , 7/01/50 ....... 20,420,000 18,499,501
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 4% , 7/01/53 ....... 25,280,000 22,649,644
Orchard Park CCRC, Inc. Obligated Group , Revenue , 2025 A , 5.125% , 11/15/55 .. 1,600,000 1,605,675
Pace University , Revenue , 2024 A , 5.25% , 5/01/44 ......................... 590,000 609,143
Pace University , Revenue , 2024 A , 5.5% , 5/01/49 .......................... 1,775,000 1,844,471
Pace University , Revenue , 2024 A , 5.5% , 5/01/56 .......................... 1,000,000 1,031,245
Rochester Institute of Technology , Revenue , 2022 A , 5% , 7/01/41 .............. 1,000,000 1,082,028
Rochester Institute of Technology , Revenue , 2022 A , 5% , 7/01/42 .............. 1,000,000 1,072,332
Rockefeller University (The) , Revenue , 2020 A , Refunding , 5% , 7/01/53 ......... 6,500,000 6,653,293
Roswell Park Cancer Institute Corp. Obligated Group , Revenue , 2025 A , AG Insured ,
5.5% , 7/01/50 ................................................... 1,000,000 1,090,488
St. John's University , Revenue , 2021 A , Refunding , 4% , 7/01/48 ............... 6,250,000 5,565,867
St. Joseph's College , Revenue , 2021 , 4% , 7/01/40 ......................... 225,000 192,219
St. Joseph's College , Revenue , 2021 , 5% , 7/01/51 ......................... 725,000 621,409

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State of New York Personal Income Tax , Revenue , 2017 A , Pre-Refunded , 5% ,
2/15/39 ........................................................ $ 15,000 $ 15,432
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/40 ........................................................ 10,000 10,407
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/41 ........................................................ 30,000 31,220
State of New York Personal Income Tax , Revenue , 2017 B , 5% , 2/15/43 ......... 17,050,000 17,331,385
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/43 ........................................................ 30,000 31,220
State of New York Personal Income Tax , Revenue , 2017 B , 4% , 2/15/46 ......... 19,985,000 18,472,649
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 4% ,
2/15/46 ........................................................ 15,000 15,362
State of New York Personal Income Tax , Revenue , 2017 B-3 , 5% , 2/15/41 ....... 9,895,000 10,100,934
State of New York Personal Income Tax , Revenue , 2024 A , 5.25% , 3/15/52 ...... 18,850,000 19,948,554
State of New York Personal Income Tax , Revenue , 2025 A , Refunding , 5% , 3/15/52 10,000,000 10,406,936
State of New York Personal Income Tax , Revenue , 2025 A , Refunding , 5% , 3/15/55 5,250,000 5,451,511
State of New York Sales Tax , Revenue , 2018 A , 4% , 3/15/46 ................. 25,000,000 23,423,805
State of New York Sales Tax , Revenue , 2018 C , Refunding , 4% , 3/15/44 ........ 5,310,000 5,097,039
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/37 ........ 10,000,000 10,515,999
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/45 ........ 6,235,000 6,397,676
State of New York Sales Tax , Revenue , 2024 B , Refunding , 5% , 3/15/51 ........ 6,000,000 6,276,711
State of New York Sales Tax , Revenue , 2025 A , Refunding , 5% , 3/15/55 ......... 7,500,000 7,836,561
State University of New York Dormitory Facilities , Revenue , 2017 A , Pre-Refunded ,
5% , 7/01/42 .................................................... 780,000 809,487
State University of New York Dormitory Facilities , Revenue , 2017 A , Pre-Refunded ,
5% , 7/01/46 .................................................... 4,000,000 4,154,380
State University of New York Dormitory Facilities , Revenue , 2018 A , 5% , 7/01/43 .. 4,300,000 4,426,458
State University of New York Dormitory Facilities , Revenue , 2018 A , 5% , 7/01/48 .. 7,950,000 8,125,402
State University of New York Dormitory Facilities , Revenue , 2018 A , Pre-Refunded ,
5% , 7/01/48 .................................................... 5,975,000 6,341,767
State University of New York Dormitory Facilities , Revenue , 2019 A , 3% , 7/01/42 .. 4,165,000 3,521,290
State University of New York Dormitory Facilities , Revenue , 2019 A , 4% , 7/01/43 .. 1,200,000 1,170,193
Teachers College , Revenue , 2022 , Refunding , 4% , 7/01/46 .................. 6,175,000 5,713,743
White Plains Hospital Obligated Group , Revenue , 2024 , 5.25% , 10/01/49 ........ 10,345,000 10,545,143
New York State Environmental Facilities Corp. ,
New York City Water & Sewer System , Revenue , 2017 E , 5% , 6/15/47 .......... 6,090,000 6,179,544
New York City Water & Sewer System , Revenue , 2018 B , 5% , 6/15/43 .......... 8,000,000 8,249,491
New York City Water & Sewer System , Revenue , 2018 B , 5% , 6/15/48 .......... 18,610,000 19,154,979
New York City Water & Sewer System , Revenue, Sub. Lien , 2017 A , Refunding , 5% ,
6/15/46 ........................................................ 11,150,000 11,323,762
State of New York State Revolving Fund , Revenue , 2022 B , 5.25% , 9/15/52 ...... 5,000,000 5,332,165
New York State Housing Finance Agency , Revenue , 2020 E , 2.45% , 11/01/50 ...... 3,000,000 1,946,739
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/41 ........................................ 12,000,000 11,816,747
Revenue , 2019 B , 3% , 1/01/46 ........................................ 4,200,000 3,261,533
Revenue , 2019 B , BAM Insured , 4% , 1/01/50 ............................. 20,000,000 18,255,890
Revenue , 2019 B , 4% , 1/01/53 ........................................ 15,000,000 13,598,640
Revenue , N , 4% , 1/01/46 ............................................ 10,000,000 9,640,796
Revenue , P , Refunding , 5.25% , 1/01/54 ................................. 1,000,000 1,064,266
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 5% , 3/15/46 4,125,000 4,311,417
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 5% , 3/15/48 25,000,000 25,852,205
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... 5,500,000 5,658,036
Delta Air Lines, Inc. , Revenue , 2020 , 4% , 10/01/30 ......................... 12,400,000 12,650,881
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/35 ......................... 6,305,000 6,584,115
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/40 ......................... 11,000,000 11,164,203

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
Delta Air Lines, Inc. , Revenue , 2020 , 4.375% , 10/01/45 ..................... $ 26,500,000 $ 25,003,179
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 9,150,000 9,615,547
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/41 ............ 2,130,000 2,034,026
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/46 ............ 6,000,000 5,393,373
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 4/30/53 ............. 19,875,000 17,114,661
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/34 ... 450,000 476,677
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/35 ... 400,000 421,729
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/36 ... 400,000 419,611
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/37 ... 350,000 365,317
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/38 ... 300,000 296,204
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/39 ... 400,000 393,977
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/40 ... 2,555,000 2,480,044
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/42 ... 910,000 850,835
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/33 ... 1,200,000 1,305,979
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/34 ... 2,000,000 2,170,829
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/36 ... 2,000,000 2,149,723
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/39 ... 4,545,000 4,548,508
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/41 ... 10,300,000 10,066,044
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/42 ... 9,690,000 9,304,047
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/42 ............. 10,000,000 10,289,222
JFK Millennium Partners LLC , Revenue , 2024 A , Refunding , AG Insured , 5.25% ,
12/31/54 ....................................................... 12,500,000 12,716,969
JFK Millennium Partners LLC , Revenue , 2024 A , Refunding , 5.5% , 12/31/60 ..... 9,250,000 9,455,641
c
JFK Millennium Partners LLC , Revenue , 2024 B , Refunding , AG Insured , 1.642%,
12/31/54 ....................................................... 9,000,000 5,884,106
JFK NTO LLC , Revenue , 2023 , 6% , 6/30/54 .............................. 6,500,000 6,761,788
JFK NTO LLC , Revenue , 2023 , AG Insured , 5.125% , 6/30/60 ................. 10,000,000 10,055,340
JFK NTO LLC , Revenue , 2023 , 5.375% , 6/30/60 .......................... 15,160,000 15,214,165
JFK NTO LLC , Revenue , 2024 , 5% , 6/30/60 .............................. 13,000,000 12,606,044
JFK NTO LLC , Revenue , 2024 , 5.5% , 6/30/60 ............................ 5,750,000 5,828,195
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/50 .............................. 3,250,000 3,486,263
Oneida County Local Development Corp. , Mohawk Valley Health System Obligated
Group , Revenue , 2021 A , AG Insured , 4% , 12/01/51 ........................ 4,000,000 3,627,356
b
Oneida Indian Nation of New York ,
Revenue , 144A, 2024 A , 8% , 9/01/40 ................................... 3,000,000 3,069,732
Revenue , 144A, 2024 B , 6% , 9/01/43 ................................... 2,150,000 2,318,701
Onondaga Civic Development Corp. ,
Le Moyne College , Revenue , 2021 , 4% , 7/01/38 ........................... 200,000 196,415
Le Moyne College , Revenue , 2021 , 4% , 7/01/41 ........................... 245,000 229,641
Le Moyne College , Revenue , 2021 , 5% , 7/01/46 ........................... 460,000 462,450
Le Moyne College , Revenue , 2021 , 5% , 7/01/51 ........................... 820,000 816,539
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/32 .................. 725,000 778,442
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/34 .................. 315,000 319,474
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/36 .................. 350,000 350,800
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/39 .................. 475,000 462,025
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/42 .................. 530,000 487,953
Syracuse University , Revenue , 2025 , 5.5% , 12/01/56 ....................... 4,000,000 4,397,587
Onondaga County Trust for Cultural Resources ,
Syracuse University , Revenue , 2019 , Refunding , 5% , 12/01/43 ................ 5,000,000 5,217,812
Syracuse University , Revenue , 2019 , Refunding , 4% , 12/01/47 ................ 17,000,000 15,478,582
Port Authority of New York & New Jersey ,
Revenue , 200 , Refunding , 5% , 4/15/57 ................................. 11,040,000 11,173,805
Revenue , 205th , Refunding , 5% , 5/15/57 ................................ 13,000,000 13,222,552
Revenue , 211th , Refunding , 5% , 9/01/48 ................................ 21,730,000 22,139,354
Revenue , 214th , 5% , 9/01/34 ......................................... 2,500,000 2,643,835
Revenue , 214th , 4% , 9/01/38 ......................................... 5,000,000 5,004,693

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Port Authority of New York & New Jersey, (continued)
Revenue , 221 , 4% , 7/15/45 .......................................... $ 7,610,000 $ 7,047,651
Revenue , 221 , 4% , 7/15/50 .......................................... 15,250,000 13,749,964
Revenue , 234 , Refunding , 5.5% , 8/01/52 ................................ 4,000,000 4,238,316
Revenue , 238 , Refunding , 5% , 7/15/37 ................................. 4,000,000 4,372,437
Revenue , 244 , Refunding , 5% , 7/15/54 ................................. 2,500,000 2,634,915
Revenue , 246 , Refunding , 5% , 9/01/39 ................................. 5,000,000 5,426,890
Revenue , 246 , Refunding , 5% , 9/01/40 ................................. 2,000,000 2,151,390
Revenue , 250 , Refunding , 5.25% , 10/15/51 .............................. 5,000,000 5,433,434
Riverhead Industrial Development Agency ,
Riverhead Charter School Obligated Group , Revenue , 2025 , Refunding , 5% , 8/01/40 1,390,000 1,452,024
Riverhead Charter School Obligated Group , Revenue , 2025 , Refunding , 5.25% ,
8/01/44 ........................................................ 1,855,000 1,909,184
Riverhead Charter School Obligated Group , Revenue , 2025 , Refunding , 5.375% ,
8/01/48 ........................................................ 2,100,000 2,157,940
Saratoga County Capital Resource Corp. , Skidmore College , Revenue , 2020 A ,
4% , 7/01/50 ...................................................... 2,250,000 2,091,622
Schenectady County Capital Resource Corp. ,
Trustees of Union College , Revenue , 2017 , Refunding , 5% , 1/01/47 ............ 6,590,000 6,631,676
Trustees of Union College , Revenue , 2022 , Refunding , 5.25% , 7/01/52 ......... 700,000 731,012
St. Lawrence County Industrial Development Agency ,
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/34 ............... 465,000 486,812
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/39 ............... 400,000 408,157
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/40 ............... 475,000 480,003
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/41 ............... 525,000 525,834
St. Lawrence University , Revenue , 2022 , Refunding , 5.25% , 7/01/47 ........... 1,820,000 1,864,038
St. Lawrence University , Revenue , 2022 , Refunding , 5.25% , 7/01/52 ........... 2,500,000 2,545,083
Suffolk Tobacco Asset Securitization Corp. ,
Revenue , 2021 A-2 , Refunding , 4% , 6/01/39 ............................. 1,465,000 1,398,634
Revenue , 2021 A-2 , Refunding , 4% , 6/01/40 ............................. 1,415,000 1,335,915
Revenue , 2021 A-2 , Refunding , 4% , 6/01/41 ............................. 1,340,000 1,250,174
Revenue , 2021 A-2 , Refunding , 4% , 6/01/50 ............................. 4,500,000 3,802,551
Revenue , 2021 B-1 , Refunding , 4% , 6/01/50 ............................. 3,950,000 3,611,461
Syracuse Regional Airport Authority ,
Revenue , 2021 , Refunding , 4% , 7/01/35 ................................. 735,000 742,216
Revenue , 2021 , Refunding , 4% , 7/01/36 ................................. 750,000 749,118
Tompkins County Development Corp. , Kendal at Ithaca, Inc. , Revenue , 2022 A ,
Refunding , 4% , 7/01/42 ............................................. 3,440,000 3,244,504
Triborough Bridge & Tunnel Authority ,
Revenue , 2017 A , Refunding , 5% , 11/15/47 .............................. 7,370,000 7,458,181
Revenue , 2017 B , Refunding , 5% , 11/15/37 .............................. 8,055,000 8,272,185
Revenue , 2017 C-2 , 5% , 11/15/42 ..................................... 18,190,000 18,625,523
Revenue , 2020 A , 5% , 11/15/49 ....................................... 10,000,000 10,320,561
Revenue , 2020 A , 5% , 11/15/54 ....................................... 10,000,000 10,273,836
Revenue , 2023 B-1 , 5.25% , 11/15/53 ................................... 4,500,000 4,773,370
c
Revenue, Sub. Lien , 2013 A , Refunding , 3.11%, 11/15/31 .................... 5,000,000 4,164,847
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2021 A-1 , Refunding , 5% , 5/15/51 .................................... 20,000,000 20,636,176
c
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2022 D-1B , Refunding , 3.6%, 11/15/36 ................................ 6,250,000 4,243,246
c
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2022 D-1B , Refunding , 3.98%, 11/15/39 ............................... 1,115,000 646,926
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 4.125% , 5/15/54 ................................ 5,000,000 4,633,375
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 5.25% , 5/15/54 ................................. 19,000,000 20,138,414
Real Estate Transfer Tax , Revenue , 2025 A , 5.25% , 12/01/54 ................. 8,500,000 9,015,932

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Triborough Bridge & Tunnel Authority, (continued)
Sales Tax , Revenue , 2023 A , 4% , 5/15/48 ............................... $ 9,175,000 $ 8,589,930
Sales Tax , Revenue , 2024 A-1 , 5.25% , 5/15/59 ........................... 6,545,000 6,896,707
Sales Tax , Revenue , 2024 A-1 , 5.25% , 5/15/64 ........................... 10,000,000 10,494,293
Troy Capital Resource Corp. ,
Revenue , 2021 , Refunding , 4% , 9/01/35 ................................. 180,000 183,401
Revenue , 2021 , Refunding , 4% , 9/01/36 ................................. 280,000 284,377
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/36 ...... 3,200,000 3,428,119
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/38 ...... 3,800,000 4,029,931
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/39 ...... 5,000,000 5,271,336
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 4% , 9/01/40 ...... 1,500,000 1,489,775
Utility Debt Securitization Authority ,
Revenue , 2017 , 5% , 12/15/39 ........................................ 5,750,000 5,975,977
Revenue , 2017 , 5% , 12/15/40 ........................................ 10,000,000 10,355,704
Revenue , 2017 , 5% , 12/15/41 ........................................ 8,500,000 8,775,087
Westchester County Local Development Corp. ,
Kendal on Hudson Obligated Group , Revenue , 2022 B , Refunding , 4.25% , 1/01/45 2,925,000 2,731,578
Kendal on Hudson Obligated Group , Revenue , 2022 B , Refunding , 5% , 1/01/51 ... 2,500,000 2,503,112
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/35 ................... 2,250,000 2,478,904
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/38 ................... 2,260,000 2,439,568
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AG
Insured , 5.75% , 11/01/49 .......................................... 1,000,000 1,088,990
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AG
Insured , 5% , 11/01/51 ............................................. 1,200,000 1,229,965
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , 6.25% ,
11/01/52 ....................................................... 1,000,000 1,011,166
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AG
Insured , 5.75% , 11/01/53 .......................................... 1,000,000 1,083,901
Yonkers Industrial Development Agency , Revenue , 2022 , 5.25% , 5/01/51 ......... 1,600,000 1,688,269
2,413,056,871
South Carolina 0.2%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 6,000,000 5,324,562
Texas 0.4%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 4,390,000 4,067,203
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 10,000,000 7,569,817
11,637,020
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 6,700,000 5,771,198
Wisconsin 2.1%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 9,025,000 9,369,850
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 6,500,000 5,241,943
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 72,055,000 34,266,267
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 10,875,000 6,953,674
b
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,505,064
57,336,798

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 2.4%
Guam 0.4%
Antonio B Won Pat International Airport Authority ,
Revenue , 2023 A , Refunding , 5% , 10/01/28 .............................. $ 480,000 $ 495,449
Revenue , 2023 A , Refunding , 5.25% , 10/01/29 ............................ 700,000 739,455
Revenue , 2023 A , Refunding , 5.25% , 10/01/31 ............................ 775,000 840,288
Revenue , 2023 A , Refunding , 5.375% , 10/01/33 ........................... 525,000 581,414
Revenue , 2023 A , Refunding , 5.25% , 10/01/36 ............................ 685,000 745,479
Revenue , 2023 A , Refunding , 5.375% , 10/01/40 ........................... 525,000 562,691
Revenue , 2023 A , Refunding , 5.375% , 10/01/43 ........................... 1,250,000 1,303,665
Revenue , 2024 A , 5% , 10/01/34 ....................................... 670,000 728,308
Revenue , 2024 A , 5.25% , 10/01/41 .................................... 1,400,000 1,477,727
Guam Power Authority ,
Revenue , 2024 A , Refunding , 5% , 10/01/34 .............................. 710,000 803,615
Revenue , 2024 A , Refunding , 5% , 10/01/35 .............................. 500,000 559,866
Revenue , 2024 A , Refunding , 5% , 10/01/36 .............................. 450,000 496,256
Revenue , 2024 A , Refunding , 5% , 10/01/37 .............................. 455,000 496,534
Revenue , 2024 A , Refunding , 5% , 10/01/38 .............................. 575,000 624,165
Revenue , 2024 A , Refunding , 5% , 10/01/40 .............................. 520,000 556,931
Revenue , 2024 A , Refunding , 5% , 10/01/42 .............................. 250,000 262,011
11,273,854
Puerto Rico 2.0%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,050,000 1,063,996
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 22,313,000 21,242,005
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 19,095,000 18,616,972
c
Sales Tax , Revenue , A-1 , 5.58%, 7/01/51 ................................ 20,000,000 4,984,334
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 7,150,000 6,750,099
52,657,406
Total U.S. Territories .................................................................... 63,931,260
Total Municipal Bonds (Cost $ 2,686,264,157 ) ...................................
2,632,992,879
Total Long Term Investments (Cost $ 2,692,964,157 ) .............................
2,640,067,850
a
a a a a
Short Term Investments 0.9%
Municipal Bonds 0.9%
New York 0.9%
f
City of New York ,
GO , 2014 I-3 , SPA US Bank NA , Daily VRDN and Put , 2.9% , 3/01/44 ........... 1,200,000 1,200,000
GO , 2015 F-6 , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 2.85% , 6/01/44 7,200,000 7,200,000
GO , 2020 B-3 , Daily VRDN and Put , 2.9% , 10/01/46 ....................... 4,100,000 4,100,000
f
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 2.6% , 1/01/34 4,900,000 4,900,000

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 15 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
New York (continued)
f
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue,
Sub. Lien , 2022 DD , Refunding , Daily VRDN and Put , 2.9% , 6/15/33 ........... $ 8,100,000 $ 8,100,000
25,500,000
Total Municipal Bonds (Cost $ 25,500,000 ) ......................................
25,500,000
Total Short Term Investments (Cost $ 25,500,000 ) ................................
25,500,000
a
Total Investments (Cost $ 2,718,464,157 ) 99.0% ..................................
$2,665,567,850
Other Assets, less Liabilities 1.0% .............................................
25,266,122
Net Assets 100.0% ...........................................................
$2,690,833,972
a
Fair valued using significant unobservable inputs. See Note 3 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $76,339,079, representing 2.8% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
A portion or all of the security purchased on a delayed delivery basis.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

Franklin New York Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A summary of inputs used as of November 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin New York Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ — $ 7,074,971 $ 7,074,971
Municipal Bonds ......................... — 2,632,992,879 — 2,632,992,879
Short Term Investments ................... — 25,500,000 — 25,500,000
Total Investments in Securities ........... $— $2,658,492,879 $7,074,971 $2,665,567,850
a
For detailed categories, see the accompanying Schedule of Investments.
Selected Portfolio
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
FNMA
Federal National Mortgage Association
GO
General Obligation
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
3. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.